Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	9.50%
Cash-Settled DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability	$ 1.3	$ 2.0
Cash-Settled PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability	$ 2.3	2.4
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement	3 years
Vesting percentage	33.00%
Expiration period	5 years
Share-based compensation expense	$ 2.3	3.2
RSU, PSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	5.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement	3 years
Vesting percentage	33.00%
Expiration period	3 years
Share-based compensation expense	$ 3.7	$ 4.6
Number of common shares, right to receive (in shares) | shares	1
Weighted average fair value of awards granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 5.90	$ 7.59
Awards issued (in shares) | shares	753,398	378,369
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 0.5	$ 1.0
Weighted average fair value of awards granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 6.10	$ 7.32
Instrument redemption period following termination	180 days
Awards issued (in shares) | shares	142,946	160,928
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period requirement	3 years
Expiration period	3 years
Share-based compensation expense	$ 0.7	$ 4.2
Weighted average fair value of awards granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 4.76	$ 9.63
Vesting period	3 years
Awards issued (in shares) | shares	803,003	664,277